Borrowings - Summary of Bills Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	$ 11,997,753	$ 390,425	$ 8,498,647
Unamortized Discounts [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	2,247	73	1,353
Longterm Bills Payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	12,000,000	390,498	8,500,000
Ta Ching Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	3,000,000	97,625	2,500,000
Cathay United Bank [Member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	9,000,000	292,873	0
Mega Bills Finance Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	0	0	2,000,000
China Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	0	0	2,500,000
International Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	$ 0	$ 0	$ 1,500,000